CONDENSED CONSOLIDATED BALANCE SHEETS (Parentheticals) - shares	Jul. 31, 2025	Jan. 31, 2025
CONDENSED CONSOLIDATED BALANCE SHEETS
Common shares - Shares issued (in shares)	85,933,713	85,605,969
Common shares - Shares outstanding (in shares)	85,933,713	85,605,969